Financial Assets and Financial Liabilities - Schedule of Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Current
Trade payables	$ 885,884	$ 1,006,664
Accrued expenses	435,722	492,853
Other payables	23,879	29,918
Total	$ 1,345,485	$ 1,529,435